Trade Accounts Receivable, Net (Details) - Schedule of maturity - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Accounts Receivable, Net (Details) - Schedule of maturity [Line Items]
Trade account receivable	S/ 894,571	S/ 773,575	S/ 500
Current [Member]
Trade Accounts Receivable, Net (Details) - Schedule of maturity [Line Items]
Trade account receivable	853,531	683,921
Past due up to 30 days [Member]
Trade Accounts Receivable, Net (Details) - Schedule of maturity [Line Items]
Trade account receivable	29,078	41,222
Past due from 31 days up to 90 days [Member]
Trade Accounts Receivable, Net (Details) - Schedule of maturity [Line Items]
Trade account receivable	2,049	11,668
Past due from 91 days up to 120 days [Member]
Trade Accounts Receivable, Net (Details) - Schedule of maturity [Line Items]
Trade account receivable	1,437	15,814
Past due from 121 days up to 360 days [Member]
Trade Accounts Receivable, Net (Details) - Schedule of maturity [Line Items]
Trade account receivable	4,100	7,070
Past due over 360 days [Member]
Trade Accounts Receivable, Net (Details) - Schedule of maturity [Line Items]
Trade account receivable	S/ 4,376	S/ 13,880